Summary of Significant Accounting Policies - TPG Investment in Company (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands			9 Months Ended
	Oct. 25, 2018	Oct. 02, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Merger Agreement with Taylor Morrison Home Corporation
Cash payments to acquire businesses		$ 280,400
Business combination, shares issued		8,950
Contingent consideration (earn-out)		$ 80,000	$ 2,418	$ 1,818
Stated interest rate (percent)		6.00%
Repayment of convertible debt acquired	$ 95,800	$ 95,800
Business combination, total purchase consideration	534,900	$ 534,900
Principal	$ 400,000		$ 480,000		$ 480,000